Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
20.
Income Taxes

Cayman Islands

Agora, Inc. and certain of its subsidiaries are incorporated in the Cayman Islands and conduct its business mainly through its PRC subsidiaries. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the first HK$2 million of assessable profits for the entity that elected the two-tiered profits tax rates at 8.25% with the remaining taxable income at the standard tax rate of 16.5%. A group of “connected entities” can only nominate one entity within the group to enjoy the two-tiered rates for a given year of assessment. Additionally, distributions made by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law (the “EIT Law”), under which foreign invested enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income, which was promulgated in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a beneficial owner of the dividend from a PRC tax perspective.

Dayin obtained a software company certificate in 2018 and was renewed in 2024. Pursuant to such certificate, Dayin qualifies for a tax holiday during which it is entitled to an exemption from EIT for two years commencing from its first profit-making year of operation and a 50% reduction of EIT for the following three years. Dayin qualified for a 50% EIT reduction in 2020 and 2021, and was entitled to preferential tax rate of 12.5% for the year of 2020 and 2021. Dayin also obtained its high-tech enterprise certificate in 2019 and was renewed to be entitled to preferential tax rate of 15% for the year of 2025, 2026 and 2027. Shanghai Zhaoyan obtained its high-tech enterprise certificate in 2021 and was renewed to be entitled to preferential tax rate of 15% for the years of 2023 and 2024. Shanghai Shengwang obtained its high-tech enterprise certificate in 2023 and is entitled to preferential tax rate of 15% for the years of 2023, 2024 and 2025. Beijing Shengwang Technology Co., Ltd. ("Beijing Shengwang") obtained its high-tech enterprise certificate in 2024 and is entitled to preferential tax rate of 15% for the years of 2024, 2025 and 2026.

Deferred income taxes are not provided on undistributed earnings of the Company’s PRC subsidiaries that are intended to be permanently reinvested in China. The Company expects to indefinitely reinvest undistributed earnings generated in the onshore PRC entities.

United States

The Company’s subsidiary in California, United States is subject to U.S. federal corporate tax and California corporate franchise tax on its taxable income as reported in its statutory financial statements adjusted in accordance with relevant U.S. tax laws. The applicable U.S. federal corporate tax rate is 21% and the California corporate franchise tax rate is 8.84% in 2023, 2024 and 2025. The subsidiary’s income derived from India is subject to a 10% withholding tax in India, and such withholding tax may be treated as foreign taxes eligible for credit against the U.S. federal income tax liability.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to: (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carry-forwards created in tax years beginning after December 31, 2017. See the tax loss carry-forwards disclosure below for the impact of the Tax Act on the Group. In addition, the California corporate franchise tax remained the same after the enactment of the Tax Act.

On July 4, 2025, the One Big Beautiful Bill (OBBB) Act, which includes a broad range of tax reform provisions, was signed into law in the United States. The OBBB Act did not have a material impact on our annual effective tax rate in 2025.

United Kingdom

The Company’s subsidiary in the United Kingdom is subject to the UK corporate income tax rate of 25%.

Singapore

The Company’s subsidiary in Singapore is subject to the corporate income tax rate of 17%.

India

The Company’s subsidiary in the India is subject to the India corporate income tax rate of 25.17%.

As the Group’s business are conducted mainly through the subsidiaries operating in the PRC, the following information is based mainly on PRC statutory income tax rate.

Pre-tax (Loss) Income

The following table presents the composition of pre-tax (loss) income for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Pre-tax loss from PRC entities	$(49,309)	$(33,931)	$(15,077)
Pre-tax (loss) income from non-PRC entities	(37,457)	(5,059)	24,960
Total pre-tax (loss) income	$(86,766)	$(38,990)	$9,883

Reconciliation of the differences between Statutory Tax Rate and the Effective Tax Rate (“EIT” rate)

As described in Note 2(ai), in the current period, the Company adopted ASU 2023-09 on a prospective basis. A reconciliation of the PRC statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2025, pursuant to the disclosure requirements of ASU 2023-09, is as follows:

	Year Ended December 31, 2025
	Amount (in US$ thousands)	Percent
PRC Statutory income tax rate	$2,471	25.00%
Foreign Tax Effects:
United States
Statutory tax rate difference between United States and PRC	904	9.15%
Change in valuation allowance	(577)	(5.84)%
Share-based compensation awards	(138)	(1.40)%
Tax Credits	(902)	(9.13)%
Others	(45)	(0.46)%
Singapore
Statutory tax rate difference between Singapore and PRC	(517)	(5.23)%
Change in valuation allowance	(316)	(3.20)%
Others	5	0.05%
Hong Kong
Nontaxable Income	(1,787)	(18.08)%
Others	30	0.30%
Cayman
Statutory tax rate difference between Cayman and PRC	(3,499)	(35.40)%
Others	2	0.02%
The British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and PRC	707	7.15%
India
Withholding tax	161	1.63%
Others	48	0.49%
Other foreign Jurisdictions	90	0.91%
Change in valuation allowance (1)	3,626	36.69%
Effect of tax holiday (2)	1,859	18.81%
Nontaxable or Nondeductible Items:
Share-based compensation awards	279	2.82%
Additional tax deduction for qualified research and development expenses	(1,519)	(15.37)%
Tax filling difference	(595)	(6.02)%
Other adjustments	36	0.38%
Effective tax rate	$323	3.27%

(1)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(2)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Shanghai Shengwang and Beijing Shengwang.

The reconciliation of taxes between the statutory PRC EIT rate of 25% and the effective tax rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	Year Ended December 31,
	2023	2024
Statutory income tax rate	25.00%	25.00%
Permanent differences	(3.81)%	2.08%
Tax rate difference from statutory rate in other jurisdictions (1)	(8.06)%	5.52%
Change in valuation allowance (2)	7.80%	(19.65)%
Effect of tax holiday (3)	(11.25)%	(8.80)%
Additional tax deduction for qualified research and development expenses	3.90%	5.55%
Share-based Compensation expenses	(7.73)%	(9.17)%
Tax filing differences	(5.73)%	(0.57)%
Others	(0.61)%	(0.62)%
Effective tax rate	(0.49)%	(0.66)%

(1)
The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, the United States or Singapore.
(2)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(3)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Shanghai Zhaoyan, Shanghai Shengwang and Beijing Shengwang.

For the years ended December 31, 2023, 2024 and 2025, substantially all the amounts of current and deferred income tax expense are attributable to the PRC, UK and US entities.

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Current income tax expense	$633	$361	$403
Deferred income tax benefit	(211)	(103)	(80)
Income tax expense	$422	$258	$323

The aggregate amount and per share effect of reduction of EIT for Shanghai Zhaoyan, Dayin, Shanghai Shengwang and Beijing Shengwang as a result of tax holidays are as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
The aggregate amount of effect	$(9,764)	$(3,431)	$(1,859)
Per share effect — basic	0.02	0.01	—
Per share effect — diluted (1)	0.02	0.01	—

(1)
Decrease in the aggregated amount of effect in 2025 was mainly attributable to a reduction in the number of subsidiaries qualifying as High-Tech Enterprises.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

Year Ended December 31, 2025
(in US$ thousands)
PRC taxes	$—
Non-PRC taxes
India	141
United Kingdom	91
Others	1
Total income taxes paid, net	$233

Cash paid for income taxes, net of refunds, during the years ended December 31, 2023 and 2024 was 0.2 million and 0.2 million, respectively.

Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets were as follows:

	As of December 31,
	2024	2025
	(in US$ thousands)
Deferred tax assets:
Tax loss carry-forwards	$47,507	$43,408
Current expected credit losses	3,042	2,468
Capitalized research and development costs	—	1,603
U.S. tax credits	—	902
Impairment of long-term investments	2,379	—
Other deductible temporary difference	665	698
Deferred tax assets	53,593	49,079
Less valuation allowance	(53,593)	(49,079)
Deferred tax assets, net	$—	—
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	(92)	(12)
Deferred tax liabilities, net	$(92)	$(12)

As of December 31, 2025, the Group had tax loss carryforwards of approximately US$248.1 million, which can be carried forward to offset taxable income. As of December 31, 2025, Agora Lab, Inc., a California corporation, had U.S. federal tax loss carry-forwards of approximately US$14.0 million, and had U.S. state tax loss carry-forwards of approximately US$23.1 million. Under the U.S. tax law, federal tax loss carry-forwards arising in tax years beginning after December 31, 2017 can be carried forward indefinitely but the maximum deduction for any such loss carried forward to tax years beginning on or after January 1, 2021 is reduced to 80% of Agora Lab, Inc.’s taxable income, while loss carry-forwards arising in 2017 or prior years can be carried back two tax years and carried forward up to 20 years (and are not subject to the 80% limitation). California state tax loss carry-forwards may be carried forward for up to 20 years and are subject to limitation on use through the end of 2021 (during which the period of carryforward may be extended). Agora Lab, Inc.’s federal tax loss carry-forwards arisen in 2017 or prior will begin to expire in varying amounts in 2038 and the state tax loss carry-forwards will begin to expire in varying amounts between 2038 and 2043. California has suspended the use of net operating loss carryforwards for tax years 2024 through 2026. The remaining carry-forward tax losses are mainly attributed to PRC entities of the Group, which may be carried forward for up to 10 years.

Movement of Valuation Allowance

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Balance at beginning of the year	$(54,273)	$(47,507)	$(53,593)
Addition in current year	(9,784)	(7,626)	(4,361)
Reversal in current year	16,550	1,540	2,285
Decrease in valuation allowance related to the disposal of subsidiaries (Note 10)	—	—	6,590
Balance at the end of the year	$(47,507)	$(53,593)	$(49,079)

Full valuation allowance was provided to the deferred tax assets as of December 31, 2025.